Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT

UNDER

                      THE SECURITIES ACT OF 1933                      x

Pre-Effective Amendment No. ¨

                      Post-Effective Amendment No. 519                      x

and/or

REGISTRATION STATEMENT

UNDER

                      THE INVESTMENT COMPANY ACT OF 1940                      x

                      Amendment No. 520                      x

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (513) 587-3400

Elisabeth Dahl

Secretary

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

Copies to:

Cassandra W. Borchers, Esq.

Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202

(513) 352-6632

It is proposed that this filing will become effective:

□	immediately upon filing pursuant to paragraph (b)
☒	on November 5, 2021 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on _______ pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	on _______ pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 515 to its Registration Statement until November 5, 2021. Post-Effective Amendment No. 515 to the Trust’s Registration Statement relates to the LHA Tactical Beta Variable Series Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 515 under the Securities Act of 1933 and Amendment No. 516 under the Investment Company Act of 1940, filed on August 17, 2021, are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and the State of Ohio on October 27, 2021.

UNIFIED SERIES TRUST

By:	/s/ Martin R. Dean
Martin R. Dean, President

Attest:

By:	/s/ Zachary Richmond*+
Zachary Richmond, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David R. Carson	Interested Trustee	October 27, 2021
David R. Carson

/s/ Martin R. Dean	President	October 27, 2021
Martin R. Dean

/s/ Zachary Richmond*+	Treasurer and CFO	October 27, 2021
Zachary Richmond

/s/ Daniel Condon*	Trustee	October 27, 2021
Daniel Condon

/s/ Gary E. Hippenstiel*	Trustee	October 27, 2021
Gary E. Hippenstiel

/s/ Stephen Little*	Trustee	October 27, 2021
Stephen Little

/s/ Ronald Tritschler*	Trustee	October 27, 2021
Ronald Tritschler

/s/ Kenneth Grant*	Trustee	October 27, 2021
Kenneth Grant

/s/ Elisabeth A. Dahl
Elisabeth A. Dahl, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated May 14, 2018 (+and May 17, 2018) and filed with Registrant’s registration statement on Form N-1A dated July 27, 2018 and incorporated herein by reference.